JPMorgan Emerging Markets Debt Fund Average Annual Total Returns - R5 R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.69%)	(1.96%)	0.15%
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	0.12%	3.13%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	(0.30%)	2.43%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.68%	(2.39%)	0.33%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	(1.12%)	0.94%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.52%	(0.20%)	2.51%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the J.P.Morgan Emerging Markets Bond Index Global Diversified to the Bloomberg Global Aggregate Index - Unhedged USD.